Vessel Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements) in each of the six-month periods ended June 30, 2022, and June 30, 2023, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2022	2023
Time charter revenues	4,836,315	5,519,288
Voyage charter revenues	29,592,279	389,119
Pool revenues	8,180,973	50,104,276
Total Vessel Revenues	$42,609,567	$56,012,683